UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited)

Franklin Global Allocation Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 54.9%
Automobiles & Components 1.6%
BorgWarner Inc.	United States	900	$55,971
Brilliance China Automotive Holdings Ltd.	China	114,000	210,347
Cie Generale des Etablissements Michelin, B	France	320	35,379
General Motors Co.	United States	2,289	79,657
Guangzhou Automobile Group Co. Ltd., H	China	54,000	56,229
Hyundai Mobis	South Korea	216	62,621
Hyundai Motor Co.	South Korea	77	17,692
Nissan Motor Co. Ltd.	Japan	6,100	58,564
Toyota Motor Corp.	Japan	1,300	74,061
			650,521
Banks 5.2%
Bangkok Bank PCL, fgn.	Thailand	4,000	25,661
Bank Danamon Indonesia Tbk PT	Indonesia	121,000	38,815
Bank of Nova Scotia	Canada	1,800	119,261
Barclays PLC	United Kingdom	5,010	18,663
BNP Paribas SA	France	1,780	120,160
China Merchants Bank Co. Ltd., H	China	72,201	137,693
CIT Group Inc.	United States	778	37,313
Citigroup Inc.	United States	1,261	65,131
Columbia Banking System Inc.	United States	512	13,317
Hana Financial Group Inc.	South Korea	3,814	160,029
HSBC Holdings PLC	United Kingdom	5,600	60,599
[a]ING Groep NV, IDR	Netherlands	7,160	98,446
Itau Unibanco Holding SA, ADR	Brazil	6,776	121,968
JPMorgan Chase & Co.	United States	1,329	79,009
KB Financial Group Inc.	South Korea	3,665	150,164
PNC Financial Services Group Inc.	United States	1,270	107,633
Siam Commercial Bank PCL, fgn.	Thailand	5,700	33,356
[a]Signature Bank	United States	850	100,691
Societe Generale SA	France	956	48,427
SunTrust Banks Inc.	United States	1,066	40,593
[a]SVB Financial Group	United States	650	72,358
UniCredit SpA	Italy	10,369	80,241
United Bank Ltd.	Pakistan	101,700	179,735
United Overseas Bank Ltd.	Singapore	8,600	157,878
Wells Fargo & Co.	United States	1,937	99,639
			2,166,780
Capital Goods 4.9%
[a]B/E Aerospace Inc.	United States	508	43,048
BAE Systems PLC	United Kingdom	6,480	47,870
The Boeing Co.	United States	500	63,400
Carillion PLC	United Kingdom	6,740	37,653
Caterpillar Inc.	United States	371	40,465
[a]Chart Industries Inc.	United States	380	25,418
CNH Industrial NV	United Kingdom	1,280	11,116
CNH Industrial NV (Qualifying Common Shares)	United Kingdom	1,929	16,753
[a]Colfax Corp.	United States	750	47,708
Compagnie de Saint-Gobain	France	380	19,287
Cummins Inc.	United States	250	36,278
Daewoo International Corp.	South Korea	200	7,346
GEA Group AG	Germany	3,100	140,231
[a]HD Supply Holdings Inc.	United States	1,400	38,878
Honeywell International Inc.	United States	700	66,661
Huntington Ingalls Industries Inc.	United States	544	55,548
Hyundai Development Co.	South Korea	5,070	205,980
Industries Qatar QSC	Qatar	520	27,634
ITOCHU Corp.	Japan	8,200	104,219
[a]Kloeckner & Co. SE	Germany	1,770	24,209
[a]Meyer Burger Technology AG	Switzerland	1,071	11,641

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
MTU Aero Engines AG	Germany	1,700	148,307
Noble Group Ltd.	Hong Kong	164,000	178,568
Pall Corp.	United States	700	59,059
Precision Castparts Corp.	United States	350	85,421
Rockwell Automation Inc.	United States	220	25,654
Roper Industries Inc.	United States	470	70,763
SembCorp Marine Ltd.	Singapore	25,000	79,260
Shanghai Electric Group Co. Ltd., H	China	50,000	21,935
Siemens AG	Germany	350	43,842
Sinopec Engineering Group Co. Ltd.	China	25,100	28,500
[a]United Rentals Inc.	United States	400	47,060
[a]Veritiv Corp.	United States	8	356
Weir Group PLC	United Kingdom	4,000	175,596
			2,035,664
Commercial & Professional Services 1.1%
Experian PLC	United Kingdom	9,500	165,240
[a]IHS Inc., A	United States	400	56,988
Nielsen NV	United States	590	27,724
Serco Group PLC	United Kingdom	2,230	11,488
SGS SA	Switzerland	75	166,385
[a]Stericycle Inc.	United States	450	53,483
			481,308
Consumer Durables & Apparel 1.3%
Bandai Namco Holdings Inc.	Japan	1,600	44,684
Burberry Group PLC	United Kingdom	5,700	134,431
Ekornes ASA	Norway	4,350	56,162
Grendene SA	Brazil	900	6,532
Harman International Industries Inc.	United States	310	35,675
Luxottica Group SpA	Italy	2,300	122,838
[a]Michael Kors Holdings Ltd.	United States	430	34,452
NIKE Inc., B	United States	550	43,203
Nikon Corp.	Japan	1,300	18,871
[a]Under Armour Inc., A	United States	800	54,688
			551,536
Consumer Services 0.7%
Starbucks Corp.	United States	690	53,689
[a]TAL Education Group, ADR	China	1,600	54,720
Whitbread PLC	United Kingdom	1,900	138,404
Wynn Resorts Ltd.	United States	230	44,362
			291,175
Diversified Financials 2.4%
Aberdeen Asset Management PLC	United Kingdom	23,500	169,429
AGF Management Ltd.	Canada	1,000	11,441
[a]Ally Financial Inc.	United States	1,200	29,520
Azimut Holding SpA	Italy	7,700	200,411
BM&F BOVESPA SA	Brazil	4,200	25,326
Credit Suisse Group AG	Switzerland	4,012	113,081
Deutsche Boerse AG	Germany	2,230	158,536
Discover Financial Services	United States	1,450	90,436
[a]GAM Holding Ltd.	Switzerland	930	18,079
Intercontinental Exchange Inc.	United States	220	41,580
KIWOOM Securities Co. Ltd.	South Korea	398	20,526
Korea Investment Holdings Co. Ltd.	South Korea	761	38,196
MLP AG	Germany	3,060	18,132
T. Rowe Price Group Inc.	United States	800	64,796
Value Partners Group Ltd.	Hong Kong	9,400	7,265
			1,006,754
Energy 6.4%
Anadarko Petroleum Corp.	United States	750	84,518
Apache Corp.	United States	1,050	106,922
Baker Hughes Inc.	United States	920	63,609
BG Group PLC	United Kingdom	1,918	38,247
BP PLC	United Kingdom	16,864	134,810

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

China Shenhua Energy Co. Ltd., H	China	12,500	36,129
CNOOC Ltd.	China	55,000	110,425
[a]Concho Resources Inc.	United States	380	53,975
CONSOL Energy Inc.	United States	891	35,889
Dragon Oil PLC	Turkmenistan	1,330	13,244
Eni SpA	Italy	2,567	64,013
Ensco PLC, A	United States	384	19,384
Ensign Energy Services Inc.	Canada	5,100	76,502
Fugro NV, IDR	Netherlands	2,666	96,693
Gazprom OAO, ADR	Russia	23,800	170,170
Inner Mongolia Yitai Coal Co. Ltd., B	China	58,200	97,892
Kunlun Energy Co. Ltd.	China	10,000	16,464
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Russia	2,178	121,424
Marathon Oil Corp.	United States	2,189	91,259
Murphy Oil Corp.	United States	584	36,483
Noble Corp. PLC	United States	1,160	33,014
Oceaneering International Inc.	United States	770	53,561
[a]Paragon Offshore PLC	United States	390	3,635
PetroChina Co. Ltd., H	China	78,000	110,709
Royal Dutch Shell PLC, A	United Kingdom	2,571	103,820
Royal Dutch Shell PLC, B	United Kingdom	2,210	93,367
Saipem SpA	Italy	525	12,457
[a]SBM Offshore NV	Netherlands	1,181	18,085
Schlumberger Ltd.	United States	650	71,266
Statoil ASA	Norway	1,670	46,895
Suncor Energy Inc.	Canada	1,400	57,465
Talisman Energy Inc. (CAD Traded)	Canada	5,811	58,415
Talisman Energy Inc. (USD Traded)	Canada	3,096	31,177
Technip SA	France	350	32,419
[c]TMK OAO, GDR, Reg S	Russia	12,200	119,377
Total SA, B	France	1,640	108,145
Transocean Ltd.	United States	1,160	44,834
Trican Well Service Ltd.	Canada	5,100	73,688
WorleyParsons Ltd.	Australia	9,800	150,463
			2,690,844
Food & Staples Retailing 0.9%
CVS Caremark Corp.	United States	624	49,577
Dairy Farm International Holdings Ltd.	Hong Kong	1,800	18,720
The Kroger Co.	United States	1,498	76,368
Metro AG	Germany	882	30,975
Tesco PLC	United Kingdom	33,821	129,077
Walgreen Co.	United States	847	51,260
Whole Foods Market Inc.	United States	370	14,482
			370,459
Food, Beverage & Tobacco 1.5%
Altria Group Inc.	United States	1,492	64,275
British American Tobacco PLC	United Kingdom	1,712	100,969
Coca-Cola Enterprises Inc.	United States	207	9,890
Imperial Tobacco Group PLC	United Kingdom	1,351	58,904
Lorillard Inc.	United States	1,363	81,371
Mead Johnson Nutrition Co., A	United States	380	36,328
[a]Monster Beverage Corp.	United States	480	42,437
PepsiCo Inc.	United States	665	61,506
Philip Morris International Inc.	United States	353	30,210
Suntory Beverage & Food Ltd.	Japan	800	29,331
Unilever PLC	United Kingdom	2,381	105,077
			620,298
Health Care Equipment & Services 2.4%
[a]Cerner Corp.	United States	780	44,975
Cigna Corp.	United States	1,045	98,857
Cochlear Ltd.	Australia	1,900	128,733
[a]DaVita HealthCare Partners Inc.	United States	720	53,770
Elekta AB, B	Sweden	14,000	159,515
Getinge AB, B	Sweden	1,467	38,340

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

GN Store Nord AS	Denmark	5,600	127,327
McKesson Corp.	United States	360	70,211
Medtronic Inc.	United States	2,456	156,816
Nobel Biocare Holding AG	Switzerland	2,426	44,123
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	18,600	38,208
Sinopharm Group Co.	China	6,800	23,778
Stryker Corp.	United States	419	34,907
			1,019,560
Household & Personal Products 0.4%
Avon Products Inc.	United States	3,173	44,549
Reckitt Benckiser Group PLC	United Kingdom	1,600	139,415
			183,964
Insurance 1.6%
ACE Ltd.	United States	707	75,175
Aegon NV	Netherlands	8,393	66,339
[a]Alleghany Corp.	United States	142	61,220
The Allstate Corp.	United States	803	49,377
American International Group Inc.	United States	1,876	105,169
Aviva PLC	United Kingdom	5,710	49,375
AXA SA	France	3,870	95,845
China Life Insurance Co. Ltd., H	China	11,000	31,651
MetLife Inc.	United States	1,095	59,940
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	180	36,089
Swiss Re AG	Switzerland	280	22,947
Zurich Insurance Group AG	Switzerland	127	38,313
			691,440
Materials 3.9%
Akzo Nobel NV	Netherlands	390	27,562
Anglo American PLC	United Kingdom	1,071	27,196
Arab Potash Co. PLC	Jordan	2,244	73,844
Compania de Minas Buenaventura SA, ADR	Peru	1,640	23,878
CRH PLC	Ireland	1,860	42,961
Cytec Industries Inc.	United States	1,290	132,922
Ecolab Inc.	United States	840	96,449
Freeport-McMoRan Inc., B	United States	2,228	81,032
HudBay Minerals Inc.	Canada	5,200	52,607
Impala Platinum Holdings Ltd.	South Africa	9,100	82,119
International Paper Co.	United States	1,453	70,398
Kumba Iron Ore Ltd.	South Africa	570	17,021
MeadWestvaco Corp.	United States	1,219	52,417
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	1,285	25,148
POSCO	South Korea	288	94,855
Praxair Inc.	United States	630	82,877
Rexam PLC	United Kingdom	2,882	24,251
Sika AG	Switzerland	33	124,711
Symrise AG	Germany	2,100	112,184
Syngenta AG	Switzerland	500	179,427
[a]ThyssenKrupp AG	Germany	1,606	44,575
Umicore SA	Belgium	3,500	169,293
			1,637,727
Media 1.9%
CBS Corp., B	United States	1,274	75,536
[a]Charter Communications Inc., A	United States	330	51,767
Comcast Corp., Special A	United States	323	17,636
ITV PLC	United Kingdom	36,000	126,190
Reed Elsevier PLC	United Kingdom	4,485	73,135
[a]Sirius XM Holdings Inc.	United States	14,000	50,820
Time Warner Cable Inc.	United States	653	96,598
Time Warner Inc.	United States	1,473	113,465
Twenty-First Century Fox Inc., B	United States	3,154	108,624

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

The Walt Disney Co.	United States	860	77,297
			791,068
Pharmaceuticals, Biotechnology & Life Sciences 5.3%
[a]Actavis PLC	United States	680	154,347
[a]Alkermes PLC	United States	3,100	138,663
AstraZeneca PLC	United Kingdom	344	26,075
Bayer AG	Germany	350	46,928
[a]Biogen Idec Inc.	United States	310	106,342
Bristol-Myers Squibb Co.	United States	1,600	81,040
[a]Celgene Corp.	United States	1,200	114,024
CSL Ltd.	Australia	1,900	131,076
Eli Lilly & Co.	United States	906	57,585
Gerresheimer AG	Germany	440	31,795
[a]Gilead Sciences Inc.	United States	1,050	112,959
GlaxoSmithKline PLC	United Kingdom	2,710	66,320
[a]Hospira Inc.	United States	937	50,354
[a]Illumina Inc.	United States	500	89,680
Ipsen SA	France	610	29,137
[a]Jazz Pharmaceuticals PLC	United States	260	42,359
Lonza Group AG	Switzerland	240	27,471
Merck & Co. Inc.	United States	2,690	161,696
[a]MorphoSys AG	Germany	200	18,449
Novartis AG	Switzerland	450	40,359
Perrigo Co. PLC	United States	310	46,109
[a]QIAGEN NV	Netherlands	1,470	35,595
[a]Quintiles Transnational Holdings Inc.	United States	770	43,212
Roche Holding AG	Switzerland	860	250,732
Sanofi	France	810	88,862
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,396	178,358
UCB SA	Belgium	300	29,049
			2,198,576
Real Estate 0.4%
American Tower Corp.	United States	700	69,020
Land and Houses PCL, fgn.	Thailand	282,800	96,464
[a]Land and Houses PCL, fgn., wts., 5/05/17	Thailand	56,560	12,479
			177,963
Retailing 1.8%
[a]Amazon.com Inc.	United States	260	88,150
Dollarama Inc.	Canada	1,950	166,018
Kingfisher PLC	United Kingdom	9,330	47,028
Kohl's Corp.	United States	685	40,271
[a]Liberty TripAdvisor Holdings Inc., A	United States	650	23,251
[a]Liberty Ventures, A	United States	650	24,758
[a]LKQ Corp.	United States	1,500	42,600
Marks & Spencer Group PLC	United Kingdom	6,100	43,524
[a]The Priceline Group Inc.	United States	100	124,431
Springland International Holdings Ltd.	China	17,600	6,926
Start Today Co. Ltd.	Japan	5,200	123,685
Tractor Supply Co.	United States	500	33,475
			764,117
Semiconductors & Semiconductor Equipment 1.9%
ARM Holdings PLC	United Kingdom	10,500	169,215
ASML Holding NV	Netherlands	1,200	114,794
[a]Cavium Inc.	United States	550	30,899
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	144,000	51,654
Microchip Technology Inc.	United States	1,900	92,777
Samsung Electronics Co. Ltd.	South Korea	182	221,465
[a]Trina Solar Ltd., ADR	China	4,433	55,545
Xilinx Inc.	United States	1,100	46,475
			782,824
Software & Services 4.7%
[a]ANSYS Inc.	United States	330	26,829
Capcom Co. Ltd.	Japan	2,100	38,547

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

[a]Check Point Software Technologies Ltd.	Israel	1,900	134,938
[a]Cognizant Technology Solutions Corp., A	United States	1,150	52,590
Dassault Systemes SA	France	2,200	145,680
[a]Facebook Inc., A	United States	2,100	157,122
[a]Google Inc., A	United States	370	215,473
Infosys Ltd., ADR	India	2,110	125,545
[a]LinkedIn Corp., A	United States	140	31,605
MasterCard Inc., A	United States	1,900	144,039
MercadoLibre Inc.	Argentina	1,050	120,687
Microsoft Corp.	United States	3,543	160,958
[a]NetSuite Inc.	United States	450	39,438
Oracle Corp.	United States	1,130	46,929
The Sage Group PLC	United Kingdom	25,500	166,623
[a]Salesforce.com Inc.	United States	1,150	67,953
SAP SE	Germany	150	11,667
Symantec Corp.	United States	3,759	91,269
Visa Inc., A	United States	540	114,761
Xerox Corp.	United States	5,695	78,648
			1,971,301
Technology Hardware & Equipment 2.1%
Apple Inc.	United States	3,241	332,203
CANON Inc.	Japan	600	19,599
Cisco Systems Inc.	United States	3,046	76,120
Digital China Holdings Ltd.	China	21,000	20,323
[a]Flextronics International Ltd.	Singapore	4,380	48,355
Hewlett-Packard Co.	United States	1,336	50,768
Kingboard Chemical Holdings Ltd.	Hong Kong	24,700	50,993
QUALCOMM Inc.	United States	800	60,880
SanDisk Corp.	United States	440	43,102
[a]Trimble Navigation Ltd.	United States	1,200	39,912
YASKAWA Electric Corp.	Japan	9,500	122,065
			864,320
Telecommunication Services 1.1%
China Mobile Ltd.	China	4,500	55,887
China Telecom Corp. Ltd., H	China	120,000	73,703
[a]Koninklijke KPN NV	Netherlands	10,230	33,938
Mobile TeleSystems, ADR	Russia	593	10,941
[a]SBA Communications Corp.	United States	400	44,116
Telefonica SA	Spain	4,417	70,045
Telenor ASA	Norway	2,020	46,324
Vodafone Group PLC	United Kingdom	33,287	114,222
			449,176
Transportation 1.2%
A.P. Moeller-Maersk AS, B	Denmark	35	87,667
Canadian Pacific Railway Ltd.	Canada	280	56,168
Deutsche Lufthansa AG	Germany	2,190	37,909
DSV AS, B	Denmark	4,800	147,238
[a]Hub Group Inc., A	United States	1,000	43,490
Kansas City Southern	United States	260	29,993
Union Pacific Corp.	United States	760	80,005
			482,470
Utilities 0.2%
Entergy Corp.	United States	307	23,765
NRG Energy Inc.	United States	1,669	51,372
			75,137
Total Common Stocks and Other Equity Interests (Cost $17,716,789)			22,954,982
Preferred Stocks 1.2%
Automobiles & Components 0.1%
Volkswagen AG, pfd.	Germany	152	34,120
Banks 0.3%
Banco Bradesco SA, ADR, pfd.	Brazil	6,900	125,856

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
Energy 0.4%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	8,200		170,642
Materials 0.4%
Vale SA, ADR, pfd., A	Brazil	15,400		179,410
Total Preferred Stocks (Cost $588,699)				510,028
		Principal Amount*
Corporate Bonds 6.2%
Automobiles & Components 0.6%
[d]BMW Finance NV, senior note, FRN, 0.527%, 9/05/16	Germany	130,000	EUR	170,898
BMW US Capital LLC, senior note, 1.25%, 7/20/16	Germany	65,000	EUR	86,775
				257,673
Banks 1.9%
Bank of Montreal, senior note, 1.45%, 4/09/18	Canada	100,000		99,206
HSBC USA Inc., senior note, 2.375%, 2/13/15	United States	120,000		121,102
Royal Bank of Canada, senior note, 1.20%, 1/23/17	Canada	65,000		65,265
[c,d]Societe Generale SA, senior note, Reg S, FRN, 0.552%, 4/17/15	France	100,000	EUR	131,590
Toyota Motor Credit Corp., senior note,
2.10%, 1/17/19	Japan	65,000		65,699
[c] Reg S, 1.25%, 8/01/17	Japan	125,000	EUR	168,436
[c,d]Volkswagen Bank GmbH, senior note, Reg S, FRN, 0.605%, 5/09/16	Germany	100,000	EUR	131,805
				783,103
Capital Goods 0.2%
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000		90,301
Diversified Financials 0.6%
[c]Abbey National Treasury Services PLC, senior note, Reg S, 2.00%, 1/14/19	United Kingdom	100,000	EUR	137,504
Caterpillar International Finance Ltd., senior note, 1.375%, 5/18/15	United States	100,000	EUR	132,418
				269,922
Energy 0.4%
Chevron Corp., senior note, 0.889%, 6/24/16	United States	150,000		150,925
[e]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	6,000		6,240
senior secured note, 144A, 9.625%, 6/01/19	United States	25,000		27,437
				184,602
Food & Staples Retailing 0.4%
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000		148,972
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000		150,753
[c]Anheuser-Busch InBev NV, senior note, Reg S, 1.25%, 3/24/17	Belgium	130,000	EUR	174,258
				325,011
Media 0.4%
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	65,000		67,519
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000		109,341
				176,860
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Johnson & Johnson, senior note, 1.65%, 12/05/18	United States	65,000		65,592
Retailing 0.0%†
[e]Toys R Us-Delaware Inc., first lien, 144A, 7.375%, 9/01/16	United States	5,000		4,813
Software & Services 0.1%
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	8,000		9,800
senior note, 11.75%, 8/15/21	United States	12,000		14,250
[e,f] First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	2,479		2,670
				26,720
Technology Hardware & Equipment 0.2%
[e]Avaya Inc.,
senior note, 144A, 10.50%, 3/01/21	United States	40,000		36,900
senior secured note, 144A, 7.00%, 4/01/19	United States	17,000		17,000

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000			50,511
					104,411
Utilities 0.4%
[c]Snam SpA, senior note, Reg S, 2.375%, 6/30/17	Italy	125,000		EUR	172,025
Total Corporate Bonds (Cost $2,635,297)					2,610,005
[d]Senior Floating Rate Interests 0.1%
Retailing 0.0%†
Toys R Us-Delaware Inc., Term Loan B1, 6.00%, 9/01/16	United States	5,685			5,273
Technology Hardware & Equipment 0.1%
Avaya Inc.,
Tranche B-3 Term Loan, 4.655%, 10/26/17	United States	20,708			20,171
Tranche B6 Term Loan, 6.50%, 3/31/18	United States	4,928			4,945
					25,116
Total Senior Floating Rate Interests (Cost $29,007)					30,389
		Units
Exchange Traded Notes (Cost $1,850,342) 4.4%
Energy 4.4%
[a,g,h] iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	49,300			1,818,184
		Principal Amount*
Foreign Government and Agency Securities 15.9%
Deutsche Bahn Finance BV, senior note, 4.00%, 1/16/17	Germany	100,000		EUR	143,093
France Treasury Note, 2.25%, 2/25/16	France	65,000		EUR	88,241
[e]Government of Austria, senior note, 144A, 1.15%, 10/19/18	Austria	60,000		EUR	82,086
Government of Canada,
1.00%, 11/01/14	Canada	50,000		CAD	45,983
2.00%, 12/01/14	Canada	48,000		CAD	44,257
1.00%, 2/01/15	Canada	132,000		CAD	121,402
1.25%, 9/01/18	Canada	130,000		CAD	119,038
[e]Government of Finland, 144A, 1.125%, 9/15/18	Finland	60,000		EUR	81,849
Government of France,
3.25%, 4/25/16	France	125,000		EUR	172,966
1.00%, 5/25/19	France	60,000		EUR	81,481
[e] senior note, 144A, 1.375%, 1/29/18	France	152,000			152,267
Government of Germany, 0.50%, 4/12/19	Germany	60,000		EUR	80,004
Government of Hungary,
5.50%, 12/22/16	Hungary	350,000		HUF	1,555
4.125%, 2/19/18	Hungary	50,000			51,969
4.00%, 4/25/18	Hungary	1,060,000		HUF	4,534
5.375%, 2/21/23	Hungary	80,000			86,332
A, 6.75%, 11/24/17	Hungary	5,540,000		HUF	25,721
A, 7.00%, 6/24/22	Hungary	9,950,000		HUF	49,251
A, 6.00%, 11/24/23	Hungary	5,760,000		HUF	27,079
B, 6.75%, 2/24/17	Hungary	3,260,000		HUF	14,871
B, 5.50%, 6/24/25	Hungary	29,850,000		HUF	135,136
senior note, 6.25%, 1/29/20	Hungary	32,000			36,220
senior note, 6.375%, 3/29/21	Hungary	6,000			6,851
[c] senior note, Reg S, 4.375%, 7/04/17	Hungary	95,000		EUR	134,183
[c] senior note, Reg S, 5.75%, 6/11/18	Hungary	10,000		EUR	14,945
Government of Ireland,
5.90%, 10/18/19	Ireland	26,000		EUR	43,120
4.50%, 4/18/20	Ireland	40,000		EUR	63,066
5.00%, 10/18/20	Ireland	123,000		EUR	200,760
senior bond, 4.50%, 10/18/18	Ireland	11,000		EUR	16,827
senior bond, 5.40%, 3/13/25	Ireland	131,670		EUR	229,204
Government of Malaysia,
3.741%, 2/27/15	Malaysia	120,000		MYR	38,189
3.835%, 8/12/15	Malaysia	70,000		MYR	22,338
4.72%, 9/30/15	Malaysia	507,000		MYR	163,358
3.197%, 10/15/15	Malaysia	40,000		MYR	12,684
Government of Mexico,
9.50%, 12/18/14	Mexico	23,700	[i]	MXN	184,688
6.00%, 6/18/15	Mexico	4,820	[i]	MXN	37,712

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

8.00%, 12/17/15	Mexico	10,770	[i]	MXN	87,501
6.25%, 6/16/16	Mexico	290	[i]	MXN	2,330
Government of the Netherlands,
[e] 144A, Strip, 4/15/16	Netherlands	120,000		EUR	157,659
[c] Reg S, 1.25%, 1/15/19	Netherlands	60,000		EUR	82,406
Government of Poland,
5.50%, 4/25/15	Poland	235,000		PLN	74,835
6.25%, 10/24/15	Poland	6,000		PLN	1,958
5.00%, 4/25/16	Poland	335,000		PLN	109,221
4.75%, 10/25/16	Poland	1,185,000		PLN	389,630
4.75%, 4/25/17	Poland	10,000		PLN	3,322
Strip, 7/25/15	Poland	491,000		PLN	150,260
Strip, 1/25/16	Poland	555,000		PLN	168,041
Government of Portugal,
[e] 144A, 5.125%, 10/15/24	Portugal	80,000			83,050
[c] senior bond, Reg S, 4.95%, 10/25/23	Portugal	500		EUR	753
[c] senior note, Reg S, 5.65%, 2/15/24	Portugal	1,200		EUR	1,886
[e]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	Slovenia	200,000			226,965
[e]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000			245,022
[j]International Bank for Reconstruction and Development, 0.75%, 12/15/16	Supranational	135,000			135,118
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	38,900,000		KRW	38,395
senior bond, 2.80%, 8/02/15	South Korea	181,710,000		KRW	179,933
senior note, 2.78%, 10/02/14	South Korea	71,000,000		KRW	70,040
senior note, 2.84%, 12/02/14	South Korea	14,730,000		KRW	14,545
senior note, 2.74%, 2/02/15	South Korea	40,790,000		KRW	40,297
senior note, 2.76%, 6/02/15	South Korea	50,000,000		KRW	49,466
senior note, 2.90%, 12/02/15	South Korea	225,900,000		KRW	224,207
senior note, 2.80%, 4/02/16	South Korea	34,800,000		KRW	34,530
senior note, 2.79%, 6/02/16	South Korea	90,700,000		KRW	90,005
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	92,800,000		KRW	91,741
3.25%, 6/10/15	South Korea	80,160,000		KRW	79,601
2.75%, 12/10/15	South Korea	216,120,000		KRW	214,113
2.75%, 6/10/16	South Korea	75,000,000		KRW	74,375
3.00%, 12/10/16	South Korea	68,400,000		KRW	68,233
[k]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	Mexico	572	[l]		4,425
5.00%, 6/16/16	Mexico	59,444	[l]		496,108
3.50%, 12/14/17	Mexico	1,856	[l]		15,478
4.00%, 6/13/19	Mexico	1,753	[l]		15,085
2.50%, 12/10/20	Mexico	361	[l]		2,869
[d]Province of Ontario, FRN, 1.418%, 12/03/18	Canada	130,000		CAD	120,074
Total Foreign Government and Agency Securities (Cost $6,389,191)					6,656,737
U.S. Government and Agency Securities 3.9%
FHLB,
0.25%, 2/20/15	United States	375,000			375,252
0.375%, 6/24/16	United States	190,000			189,569
U.S. Treasury Note,
0.375%, 3/15/15	United States	150,000			150,255
1.25%, 9/30/15	United States	200,000			202,391
[d] FRN, 0.075%, 1/31/16	United States	665,000			665,090
[k] Index Linked, 0.125%, 4/15/18	United States	64,954			66,344
Total U.S. Government and Agency Securities (Cost $1,647,496)					1,648,901
Total Investments before Short Term Investments (Cost $30,856,821)					36,229,226
Short Term Investments 7.2%
Corporate Bonds (Cost $170,625) 0.4%
[c]GE Capital European Funding, senior note, Reg S, 2.00%, 2/27/15	United States	125,000		EUR	165,652
Foreign Government and Agency Securities 3.9%
[m]Bank of Negara Monetary Notes, 9/18/14 - 8/11/15	Malaysia	2,295,000		MYR	715,178
[m]Canada Treasury Bill, 11/06/14	Canada	30,000		CAD	27,543
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	South Korea	18,000,000		KRW	17,751

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
Mexico Treasury Bills,
[m] 10/16/14 - 4/01/15	Mexico	519,500	[n]	MXN	393,937
Strip, 5/28/15	Mexico	3,460	[n]	MXN	2,593
[m]Monetary Authority of Singapore Treasury Bills, 9/30/14 - 1/20/15	Singapore	597,000		SGD	477,807
Total Foreign Government and Agency Securities (Cost $1,623,912)					1,634,809
U.S. Government and Agency Securities (Cost $200,250) 0.5%
U.S. Treasury Note, 0.25%, 5/15/15	United States	200,000			200,258
Total Investments before Money Market Funds (Cost $32,851,608)					38,229,945
		Shares
Money Market Funds (Cost $1,013,304) 2.4%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	1,013,304			1,013,304
Total Investments (Cost $33,864,912) 93.8%					39,243,249
Other Assets, less Liabilities 6.2%					2,576,480
Net Assets 100.0%					$41,819,729

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At August 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2014, the aggregate value of these securities was $1,434,820, representing 3.43% of net assets.
d The coupon rate shown represents the rate at period end.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $1,123,958, representing 2.69% of net assets.
f Income may be received in additional securities and/or cash.
g The security is owned by GAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
h Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
i Principal amount is stated in 100 Mexican Peso Units.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k Principal amount of security is adjusted for inflation.
l Principal amount is stated in 100 Unidad de Inversion Units.
m The security is traded on a discount basis with no stated coupon rate.
n Principal amount is stated in 10 Mexican Peso Units.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At August 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Equity Contracts
Amsterdam Index	Short	1	$108,550	9/19/14	$-	$(4,589)
DAX Index	Long	9	2,790,765	9/19/14	-	(148,726)
FTSE 100 Index	Short	4	451,539	9/19/14	-	(4,659)
FTSE/MIB Index	Long	3	402,767	9/19/14	-	(29,337)
IBEX 35 Index	Long	13	1,827,343	9/19/14	71,898	-
Mini MSCI Emerging Markets Index	Short	47	2,551,630	9/19/14	-	(121,848)

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

OMX Stockholm 30 Index	Long	32	634,914	9/19/14	15,049	-
S&P 500 E-Mini Index	Long	10	1,000,700	9/19/14	33,770	-
SPI 200 Index	Short	2	262,192	9/18/14	-	(13,407)
TOPIX Index	Long	8	981,020	9/11/14	34,531	-
Unrealized appreciation (depreciation) on equity contracts					155,248	(322,566)

Interest Rate Contracts
Mini Japanese Government 10 Yr. Bond	Short	16	2,248,196	9/9/14	-	(12,221)
Australian 10 Yr. Bond	Long	25	2,871,329	9/15/14	122,064	-
Canadian 10 Yr. Bond	Long	7	884,126	12/18/14	6,097	-
Euro-BTP Italian Government Bond	Long	34	5,830,446	9/8/14	244,055	-
Euro-Bund	Short	31	6,172,127	9/8/14	-	(268,919)
Long Gilt	Short	42	7,914,580	12/29/14	-	(58,673)
U.S. Treasury 10 Yr. Note	Long	5	628,906	12/18/14	-	(342)
Unrealized appreciation (depreciation) on interest rate contracts					372,216	(340,155)
Net unrealized appreciation (depreciation) on financial futures contracts						$(135,257)

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Buy	805,000	1,070,490		9/03/14	$-	$(12,811)
Euro	DBAB	Sell	805,000	1,066,062		9/03/14	8,383	-
Chilean Peso	DBAB	Buy	114,700,000	214,754		9/05/14	-	(19,406)
Mexican Peso	HSBC	Buy	753,430	56,479		9/10/14	1,075	-
Australian Dollar	DBAB	Buy	2,200,000	2,046,880		9/17/14	4,987	-
Australian Dollar	DBAB	Sell	1,700,000	1,587,248		9/17/14	1,714	-
British Pound	DBAB	Buy	1,300,000	2,163,850		9/17/14	-	(6,558)
British Pound	DBAB	Sell	1,300,000	2,206,399		9/17/14	49,107	-
Euro	DBAB	Sell	1,308,000	1,775,767		9/17/14	57,070	-
Japanese Yen	DBAB	Sell	289,620,000	2,844,241		9/17/14	60,498	-
New Zealand Dollar	DBAB	Buy	525,000	451,715		9/17/14	-	(13,487)
Norwegian Krone	DBAB	Buy	9,900,000	1,611,188		9/17/14	9,948	(24,474)
Swedish Krona	DBAB	Buy	3,137,000	472,920		9/17/14	-	(24,197)
Swedish Krona	DBAB	Sell	14,300,000	2,073,708		9/17/14	28,205	-
Swiss Franc	DBAB	Sell	2,750,000	3,044,648		9/17/14	49,156	-
Euro	RBS	Sell	745,000	1,011,747		9/18/14	32,820	-
Malaysian Ringgit	DBAB	Buy	38,299	11,551		9/18/14	586	-
Hungarian Forint	JPHQ	Buy	4,038,000	13,320	EUR	9/23/14	-	(664)
Indian Rupee	JPHQ	Buy	3,794,000	62,312		9/23/14	78	-
Hungarian Forint	JPHQ	Buy	3,232,000	10,554	EUR	9/25/14	-	(391)
Euro	CITI	Sell	9,009	12,402		9/26/14	564	-
Euro	DBAB	Sell	32,000	43,182		9/26/14	1,132	-
Indian Rupee	JPHQ	Buy	3,794,000	62,659		9/30/14	-	(346)
Mexican Peso	DBAB	Buy	1,296,000	95,716		10/14/14	3,063	-
Japanese Yen	JPHQ	Sell	3,465,000	33,339		10/17/14	27	-
Chilean Peso	CITI	Buy	160,137,000	307,778		10/20/14	-	(36,139)
Japanese Yen	JPHQ	Sell	6,550,000	66,728		10/20/14	3,755	-

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
Euro	BZWS	Sell	174,000	237,945		10/21/14	9,258	-
Japanese Yen	BZWS	Sell	840,000	8,614		10/22/14	538	-
Polish Zloty	RBS	Buy	400,000	129,366		10/30/14	-	(5,013)
Euro	JPHQ	Sell	17,084	22,780		11/12/14	323	-
Japanese Yen	JPHQ	Sell	1,300,000	13,146		11/13/14	646	-
Indian Rupee	JPHQ	Buy	3,794,000	62,018		11/14/14	-	(111)
Japanese Yen	DBAB	Sell	1,634,000	16,447		11/14/14	735	-
Euro	BOFA	Buy	970	1,298		11/17/14	-	(22)
Euro	BOFA	Sell	35,804	49,062		11/17/14	1,996	-
Euro	BZWS	Buy	941	1,259		11/17/14	-	(22)
Euro	BZWS	Sell	41,378	56,758		11/17/14	2,364	-
Euro	DBAB	Buy	514	689		11/17/14	-	(13)
Euro	DBAB	Sell	21,573	28,999		11/17/14	640	-
Euro	DBAB	Sell	1,730	2,363		11/17/14	88	-
Euro	FBCO	Buy	515	690		11/17/14	-	(13)
Euro	HSBC	Buy	778	1,043		11/17/14	-	(20)
Euro	HSBC	Sell	23,576	32,186		11/17/14	1,194	-
Euro	SSBT	Buy	1,029	1,379		11/17/14	-	(26)
Euro	SSBT	Sell	359	490		11/17/14	18	-
Euro	JPHQ	Sell	21,301	28,833		11/20/14	830	-
Brazilian Real	HSBC	Buy	110,000	44,643		11/21/14	3,350	-
Swedish Krona	BZWS	Buy	480,000	52,421	EUR	11/21/14	-	(262)
Swedish Krona	DBAB	Buy	3,003,165	327,599	EUR	11/28/14	-	(1,163)
Euro	DBAB	Sell	24,773	33,789		1/07/15	1,211	-
Japanese Yen	DBAB	Sell	3,820,000	36,956		1/16/15	201	-
Euro	BOFA	Sell	42,042	57,079		1/20/15	1,786	-
Japanese Yen	JPHQ	Sell	3,465,000	33,375		1/20/15	35	-
Euro	DBAB	Sell	64,000	87,516		1/30/15	3,338	-
Japanese Yen	JPHQ	Sell	3,300,000	32,683		2/06/15	925	-
Japanese Yen	SCNY	Sell	3,280,000	32,476		2/06/15	910	-
Euro	DBAB	Sell	113,000	152,855		2/09/15	4,218	-
Japanese Yen	BZWS	Sell	3,280,000	32,472		2/09/15	905	-
Japanese Yen	JPHQ	Sell	3,290,000	32,500		2/09/15	837	-
Japanese Yen	HSBC	Sell	4,290,000	42,091		2/12/15	803	-
Japanese Yen	JPHQ	Sell	4,287,000	42,111		2/12/15	851	-
South Korean Won	BOFA	Sell	14,998,318	14,498		2/12/15	-	(186)
South Korean Won	FBCO	Sell	24,784,908	23,929		2/12/15	-	(336)
South Korean Won	HSBC	Sell	23,824,477	23,139		2/12/15	-	(185)
Swiss Franc	BOFA	Sell	12,731	14,103		2/12/15	206	-
Swiss Franc	DBAB	Sell	413	452		2/12/15	2	-
Swiss Franc	FBCO	Sell	159	176		2/12/15	3	-
Japanese Yen	CITI	Sell	5,680,000	55,730		2/13/15	1,063	-
Japanese Yen	JPHQ	Sell	2,850,000	27,902		2/13/15	472	-
Japanese Yen	CITI	Sell	2,840,000	27,832		2/17/15	498	-
Japanese Yen	GSFX	Sell	2,850,000	28,076		2/18/15	645	-
Japanese Yen	JPHQ	Sell	2,850,000	28,067		2/18/15	636	-
Malaysian Ringgit	HSBC	Buy	49,054	14,516		2/18/15	889	-
British Pound	BOFA	Sell	80,401	133,920		2/19/15	713	(1)
British Pound	FBCO	Sell	76,580	127,621		2/19/15	744	-
British Pound	SSBT	Buy	4,644	7,745		2/19/15	-	(50)

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
British Pound	SSBT	Sell	76,769	127,944		2/19/15	753	-
Euro	DBAB	Sell	140,000	192,444		2/23/15	8,272	-
Japanese Yen	BZWS	Sell	1,420,000	13,864		2/25/15	195	-
Euro	BZWS	Sell	70,528	96,810		2/26/15	4,028	-
Japanese Yen	BZWS	Sell	2,840,000	27,770		2/26/15	433	-
Euro	DBAB	Sell	83,517	114,477		2/27/15	4,605	-
Japanese Yen	DBAB	Sell	915,000	8,977		2/27/15	169	-
Euro	BZWS	Sell	20,444	28,088		3/09/15	1,190	-
Euro	DBAB	Sell	40,000	54,918		3/09/15	2,290	-
Japanese Yen	BZWS	Sell	3,863,800	37,785		3/09/15	588	-
Euro	CITI	Sell	25,814	35,727		3/10/15	1,764	-
Malaysian Ringgit	HSBC	Buy	113,809	34,291		3/11/15	1,405	-
Malaysian Ringgit	JPHQ	Buy	30,630	9,159		3/12/15	447	-
Euro	BZWS	Sell	4,551	6,346		3/17/15	358	-
Euro	CITI	Sell	2,661	3,713		3/17/15	212	-
Hungarian Forint	DBAB	Buy	8,203,000	25,707	EUR	3/19/15	172	-
Hungarian Forint	JPHQ	Buy	2,458,480	7,706	EUR	3/19/15	50	-
Japanese Yen	CITI	Sell	3,100,000	30,538		3/19/15	691	-
Hungarian Forint	JPHQ	Buy	8,204,000	25,801	EUR	3/20/15	50	-
Euro	BZWS	Sell	4,538	6,319		3/23/15	348	-
Japanese Yen	DBAB	Sell	1,542,000	15,100		3/24/15	253	-
Japanese Yen	BZWS	Sell	1,580,000	15,467		3/25/15	254	-
Euro	BZWS	Sell	4,483	6,180		4/02/15	280	-
Euro	DBAB	Sell	2,665	3,679		4/07/15	172	-
Euro	DBAB	Sell	5,365	7,405		4/13/15	344	-
Euro	HSBC	Sell	5,386	7,479		4/16/15	390	-
Japanese Yen	BZWS	Sell	1,270,000	12,499		4/17/15	267	-
Japanese Yen	JPHQ	Sell	760,000	7,454		4/21/15	134	-
Euro	BZWS	Sell	4,457	6,151		4/22/15	284	-
Euro	JPHQ	Sell	865	1,197		4/22/15	58	-
Japanese Yen	JPHQ	Sell	880,000	8,632		4/22/15	156	-
Euro	BZWS	Sell	3,615	5,012		4/30/15	253	-
Euro	SCNY	Sell	16,000	22,142		4/30/15	1,080	-
Euro	BZWS	Sell	9,004	12,478		5/05/15	625	-
Euro	GSFX	Sell	4,537	6,298		5/07/15	325	-
Euro	CITI	Sell	9,840	13,557		5/13/15	602	-
Euro	BZWS	Sell	3,672	5,041		5/18/15	206	-
Japanese Yen	BOFA	Sell	507,650	5,000		5/18/15	109	-
Japanese Yen	BZWS	Sell	507,500	5,000		5/19/15	110	-
Japanese Yen	HSBC	Sell	304,700	3,000		5/19/15	64	-
Euro	BZWS	Sell	19,084	26,167		5/22/15	1,039	-
Euro	JPHQ	Sell	11,547	15,785		5/26/15	581	-
Euro	BZWS	Sell	5,324	7,249		5/29/15	238	-
Euro	BZWS	Sell	13,300	18,114		6/05/15	599	-
Japanese Yen	CITI	Sell	3,100,000	30,353		6/09/15	474	-
Japanese Yen	HSBC	Sell	4,600,000	45,035		6/09/15	699	-
Japanese Yen	BZWS	Sell	4,130,000	40,448		6/10/15	641	-
Japanese Yen	CITI	Sell	6,080,000	59,455		6/10/15	854	-
Japanese Yen	HSBC	Sell	4,400,000	43,108		6/10/15	699	-
Japanese Yen	DBAB	Sell	1,500,000	14,686		6/11/15	228	-

Franklin Templeton International Trust
Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	4,080,000	39,937	6/11/15	611	-
Japanese Yen	JPHQ	Sell	1,700,000	16,712	6/17/15	325	-
Euro	BZWS	Sell	1,929	2,624	6/22/15	83	-
Euro	DBAB	Sell	12,000	16,183	7/27/15	367	-
Euro	GSFX	Sell	12,000	16,190	7/27/15	374	-
Euro	JPHQ	Sell	16,000	21,511	7/31/15	423	-
Euro	HSBC	Sell	16,000	21,472	8/04/15	383	-
Euro	UBSW	Sell	17,000	22,814	8/04/15	406	-
Euro	BZWS	Sell	8,000	10,754	8/05/15	209	-
Philippine Peso	JPHQ	Buy	10,959,000	249,266	8/28/15	315	-
Japanese Yen	CITI	Sell	34,544,250	333,864	8/31/15	420	-
Japanese Yen	JPHQ	Sell	33,831,600	327,073	8/31/15	508	-
Euro	DBAB	Sell	620,000	819,318	9/02/15	1,735	-
Unrealized appreciation (depreciation)						402,236	(145,896)
Net unrealized appreciation (depreciation)						$256,340

*In U.S. dollars unless otherwise indicated.

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/23	$190,000	$-	$(9,875)
Pay Fixed rate semiannual 3.018%
Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	80,000	-	(2,045)
Pay Fixed rate semiannual 2.7305%
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/43	110,000	-	(17,313)
Pay Fixed rate semiannual 3.848%
Net unrealized appreciation (depreciation)					$(29,233)

At August 31, 2014, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
	Counterparty /	Notional		Number of	Expiration	Unrealized		Unrealized
Description	Exchange	Amount		Contracts	Date	Appreciation		Depreciation
OTC Swaps
Traded Index
Swiss Market Index Bullet Swap	MSCO	433,650	CHF	5	9/19/14		$-	$(1,809)

ABBREVIATIONS

Counterparty / Exchange

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
CME - Chicago Mercantile Exchange
CSX - JPMorgan Chase Bank NA

Franklin Templeton International Trust

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSFX - Goldman Sachs Bank
HSBC - HSBC Bank USA, NA.
JPHQ - JP Morgan Chase & Co.
LCH - London Clearing House
MSCO - Morgan Stanley
RBS - The Royal Bank of Scotland Group PLC
SCNY - Standard Chartered Bank
SSBT - State Street Bank Corp.
UBSW - UBS AG

Currency

CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
HUF - Hungarian Forint
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SGD - Singapore Dollar

Selected Portfolio

ADR - American Depositary Receipt
ETN - Exchange Traded Note
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Franklin Templeton International Trust

Notes to Consolidated Statement of Investments (unaudited)

Franklin Global Allocation Fund

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin Global Allocation Fund (Fund) is included in this report.

Effective June 30, 2014, Franklin Templeton Global Allocation Fund was renamed Franklin Global Allocation Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

4. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$34,056,480

Unrealized appreciation	$6,291,670
Unrealized depreciation	(1,104,901)
Net unrealized appreciation (depreciation)	$5,186,769

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENT IN GAF HOLDINGS CORP. (GAF SUBSIDIARY)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At August 31, 2014, the GAF Subsidiary’s investments as well as any other assets and liabilities of the GAF Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2014, the net assets of the GAF Subsidiary were $2,181,882, representing 5.22% of the Fund's consolidated net assets. The Fund’s investment in the GAF Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Capital Goods	$2,018,911	$16,753		$-	$2,035,664
Energy	2,691,316	170,170		-	2,861,486
Other Equity Investments [b]	18,567,860	-		-	18,567,860
Corporate Bonds	-	2,610,005		-	2,610,005
Senior Floating Rate Interests	-	30,389		-	30,389
Exchange Traded Notes	1,818,184	-		-	1,818,184
Foreign Government and Agency Securities	-	6,656,737		-	6,656,737
U.S. Government and Agency Securities	-	1,648,901		-	1,648,901
Short Term Investments	1,013,304	2,000,719		-	3,014,023
Total Investments in Securities	$26,109,575	$13,133,674		$-	$39,243,249

Other Financial Instruments
Futures Contracts	$527,464	$-		$-	$527,464
Forw ard Exchange Contracts	-	402,236		-	402,236
Total Other Financial Instruments	$527,464	$402,236		$-	$929,700

Liabilities:
Other Financial Instruments
Futures Contracts	$662,721	$-		$-	$662,721
Forw ard Exchange Contracts	-	145,896		-	145,896
Sw ap Contracts	-	31,042		-	31,042
Total Other Financial Instruments	$662,721	$176,938		$-	$839,659

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Consolidated Statement of Investments.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  October 24, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  October 24, 2014